COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 06, 2018	May 17, 2017	Feb. 25, 2015	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Share-based Compensation				$ 439,328	$ 762,208	$ 1,034,740	$ 1,013,256	$ 1,540,580	$ 1,001,950
Purchase Commitment, Description	On March 6, 2018, the Company signed a distribution agreement with Curexo Inc. for South Korea and as part of this agreement, the Company is obligated to buy a rehabilitative product from Curexo Inc. for $200,000 when this product is fully developed. It is not yet developed at September 30, 2018.
Royalty on Sales,Percentage				1.00%		1.00%		1.00%
Bionik Laboratories Corp. [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		25.00%
Third party [Member]
Description Of Contribution For Formation		Under the terms of the JV Contract, the JV Partner is required to contribute $290,000 within 30 days of formation, $435,000 12 months later and $725,000 60 months after the date of formation. The Company is required to contribute certain intellectual property to the China JV through a license.
Noncontrolling Interest, Ownership Percentage by Parent		75.00%
Exchangable Shares [Member]
Stock Issued During Period, Shares, Issued for Services			1,753
Stock Transferred To Lenders			2,098
Stock to be Reimbursed to Officers			2,134
Share-based Compensation			$ 210,323
Proceeds from (Repayments of) Debt			$ 241,185